Investment Strategy - Ruk Strategic Growth ETF	Mar. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses of the Ruk Strategic Growth Index (the “Index”). The Index is based on a proprietary methodology developed by Ruk Indexes LLC (the “Index Provider”) and is maintained and calculated by VettaFi (the “Index Agent”).
The Index
The Index seeks to generate returns that exceed the broader U.S. large-cap equity market over a full economic cycle. The Index’s eligible universe of securities is comprised of 1000 largest US based and listed companies by market capitalization as determined by the Index Agent. To be included in the investable universe a security must have its primary listing on a US exchange. The investable universe does not include American depositary receipts. As of December 31, 2025, the market capitalization range of securities in the Index’s eligible univere ranged from $2.7 billion to $4.4 trillion.
The Index analyzes the following growth and value factors listed below. The growth factors consist of: (1) issuer’s stock price momentum, (2) most recent twelve months sales compared to the three prior years sales, (3) a ratio based on the issuer’s market capitalization to net sales ratio (price-to-sales ratio), (4) a ratio based on the issuer’s market capitalization to net income (price-to-earnings ratio), (5) a ratio based on the issuer’s market capitalization to common equity (price-to-book ratio), (6) a ratio of net income to total revenue (net profit margin growth) and (7) an issuer’s percentage change in total assets over the recent twelve month period (total asset growth).These factors are combined for each issuer to compute an initial growth score.
The value factors consist of: (1) a ratio of operating cash flows for an issuer divided by the total assets of that company (cash flow-to-total assets) and (2) a ratio of an issuer’s twelve month earnings before interest, taxes, depreciation and amortization to the sum of its total market capitalization, long term debt, and short term debt (EBITDA to EV). These factors are combined for each issuer to compute an initial value score.
The growth and value scores are then combined to assign each stock a composite rating. The rating is scaled in a manner to ensure that securities with a strong growth profile are rated more favorably. Index focus is on those securities that possess a strong growth profile and generally those holdings in the top half of the score are considered for inclusion in the Index. The final weightings are determined based on a proprietary model that seeks to limit volatility.
The Fund’s Investment Strategy
The Fund generally uses a “replication” strategy to achieve its investment objective, meaning the Fund generally invests in all of the component securities of the Index in the same approximate proportions as the Index, but may, when the Fund’s portfolio manager believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities comprising the Index and in investments that have economic characteristics similar to the securities comprising the Index.
The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. Similarly, the Fund will focus its investments in a particular sector to approximately the same extent as the Index. As of December 31, 2025, approximately 37.9% of the Index was represented by companies in the information technology sector.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. Similarly, the Fund will focus its investments in a particular sector to approximately the same extent as the Index. As of December 31, 2025, approximately 37.9% of the Index was represented by companies in the information technology sector.